Note 20 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance	$ 1,576
Acquired through business combinations	1,182	1,576
Balance	2,758	1,576
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	1,576
Acquired through business combinations	186	1,576
Balance	1,762	1,576
Employee termination [member]
Statement Line Items [Line Items]
Balance
Acquired through business combinations	32
Balance	32
Contractor termination [member]
Statement Line Items [Line Items]
Balance
Acquired through business combinations	584
Balance	584
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance
Acquired through business combinations	380
Balance	$ 380